Shareholders' Equity (Details) - USD ($)																	6 Months Ended		12 Months Ended
		Jan. 26, 2026	Dec. 15, 2025	Dec. 02, 2025	Dec. 01, 2025	Sep. 10, 2025	Sep. 09, 2025	Sep. 04, 2025	Aug. 20, 2025	Apr. 08, 2025	Apr. 07, 2025	Mar. 31, 2025	Mar. 28, 2025	Jul. 04, 2024	Mar. 11, 2024	Jul. 04, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Mar. 22, 2026	Apr. 15, 2024
Shareholders’ Equity [Line Items]
Divided share capital (in Dollars)														$ 50,000		$ 50,000
Ordinary shares, shares authorized	[1]																		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	[1]																		$ 0.0001	$ 0.0001
Ordinary Shares		40,000,000			15,990
Ordinary shares, shares issued	[1]																		26,675,001	25,000,001
Ordinary shares, shares outstanding	[1]																		26,675,001	25,000,001
Divided shares amount (in Dollars)																		$ 1,350,000	$ 1,350,000
Common Stock, No Par Value (in Dollars per share)		$ 0.0025
Gross proceeds (in Dollars)																			10,634,261
Increase decrease commitment amount (in Dollars)									$ 30,000,000
Investor transaction (in Dollars)					$ 1,990										$ 3,000,000
Consideration amount (in Dollars)			$ 144,427
Issued commitments shares							3,419
Pre-delivery shares							102,200
Conversion shares				16,763
Convertible note balance (in Dollars)				$ 275,000													$ 275,000
Investor shares															500,002
Received amount (in Dollars)																			3,000,000
Proceeds received private placement (in Dollars)																	$ 192,060	1,350,000	$ 1,350,000	$ 1,649,985
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants issued																	3,350
Warrants exercise (in Dollars per share)												$ 8.4					$ 210
Fair value of warrants (in Dollars)												$ 386,644
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized																						40,000,000
Ordinary Shares		500,000,000
Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized																500,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.0001
Ordinary Shares																20,000,000			1,675,000
Ordinary shares, shares issued																92.1							1,000,000
Ordinary shares, shares outstanding																3.7	1,000,000
Divided shares amount (in Dollars)
Warrants issued												1
Eascor Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		4,256,243
Beverly Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		25,319,350
Investor [Member]
Shareholders’ Equity [Line Items]
Investor transaction (in Dollars)															$ 1,500,000
Price per share (in Dollars per share)					$ 11,750,000
Investor shares															250,001
Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Warrants issued												83,750
Public offering price per share (in Dollars per share)											$ 7
Kingswood Capital Partners, LLC [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants issued												3,350
Warrants exercise (in Dollars per share)												$ 210
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary Shares								85,470
Increase authorized share capital (in Dollars)		$ 50,000
Divided shares amount (in Dollars)		$ 100,000
Divided ordinary shares		1,000,000,000
Net proceeds (in Dollars)						$ 2,000,000
Subsequent Event [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																						$ 0.0001
Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																						$ 0.0025
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[2]																39,793,402		39,793,402
Ordinary shares, par value (in Dollars per share)	[2]																$ 0.0025		$ 0.0025
Ordinary shares, shares issued	[2]																1,012,774		860,402
Ordinary shares, shares outstanding	[2]																1,012,774		860,402
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		969,515,699																				1,000,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares outstanding																						39,793,402
Voting rights		one
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Divided shares amount (in Dollars)
Convertible note balance (in Dollars)																	$ 42
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[2]																206,598		206,598
Ordinary shares, par value (in Dollars per share)	[2]																$ 0.0025		$ 0.0025
Ordinary shares, shares issued	[2]																206,598		206,598
Ordinary shares, shares outstanding	[2]																206,598		206,598
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		5,164,951
Ordinary Shares		908,708
Ordinary shares, shares issued		5,164,951
Voting rights		thirty
Class B Ordinary Shares [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Divided shares amount (in Dollars)
Convertible note balance (in Dollars)
Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized														500,000,000
Ordinary shares, par value (in Dollars per share)														$ 0.0001
Ordinary shares, shares issued																92.1		25,000,001					25,000,001
Ordinary shares, shares outstanding																92.1		25,000,001
Warrants issued												1
Ordinary Share [Member] | Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.0001
Post-Consolidation [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0025
Ordinary Shares		206,598
Post-Consolidation [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																$ 0.0025
Ordinary shares, shares issued																3.7
Post-Consolidation [Member] | Eascor Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		36,348
Post-Consolidation [Member] | Beverly Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		170,250
Post-Consolidation [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		38,780,628
Ordinary shares, shares outstanding																						994,835,049
Post-Consolidation [Member] | Class A Ordinary Shares [Member] | Beverly Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		1,012,774
Post-Consolidation [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding																						5,164,951
After Consolidation [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding																						206,598
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0025				$ 0.0001
Gross proceeds (in Dollars)									$ 18				$ 10,500,000
Net proceeds (in Dollars)													$ 9,495,017
IPO [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued									10,000,000
IPO [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued													1,500,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares			14,000
Price per share (in Dollars per share)			$ 5.35
Consideration amount (in Dollars)			$ 74,827
Over-Allotment Option [Member] | Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued											175,000
Net proceeds (in Dollars)										$ 1,139,244

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.
[2]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective April 2, 2026 as described in Note 13.